UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22748

YCG Funds
(Exact name of registrant as specified in charter)

3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
(Address of principal executive offices) (Zip code)

Will Kruger
YCG Funds
3207 Ranch Road 620 South, Suite 200
Austin, TX 78738
 (Name and address of agent for service)

(512) 505-2347
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2015

Item 1. Schedule of Investments.

Schedule of Investments
August 31, 2015 (Unaudited)
YCG Enhanced Fund

	Shares	Value
COMMON STOCKS - 87.92%
Beverages - 12.12%
Coca-Cola Co.	103,135	$4,055,268
PepsiCo., Inc.	64,505	5,994,450
		10,049,718
Capital Markets - 2.42%
The Charles Schwab Corp.	66,000	2,005,080
Commercial Banks - 5.59%
Sberbank of Russia - ADR	209,703	1,040,127
Wells Fargo & Co.	67,418	3,595,402
		4,635,529
Diversified Financial Services - 5.93%
MSCI, Inc.	81,286	4,919,429
Diversified Telecommunication Services - 4.47%
Verizon Communications, Inc.	80,575	3,707,256
Food & Staples Retailing - 2.20%
CVS Health Corp.	17,855	1,828,352
Food Products - 2.99%
The Hershey Co.	27,689	2,478,719
Health Care Providers & Services - 3.86%
Anthem, Inc.	9,369	1,321,497
Express Scripts Holding Co. (a)	22,451	1,876,904
		3,198,401
Household Products - 15.47%
Colgate-Palmolive Co.	101,552	6,378,481
Procter & Gamble Co. (b)	91,311	6,452,948
		12,831,429
Insurance - 5.10%
Aon PLC	45,270	4,230,029
Internet Software & Services - 0.49%
eBay, Inc. (a)	10,500	284,655
Google, Inc. - Class C (a)	200	123,650
		408,305
IT Services - 9.38%
Mastercard, Inc.	45,680	4,219,462
PayPal Holdings, Inc. (a)	10,500	367,500
Western Union Co.	173,342	3,196,426
		7,783,388
Media - 4.12%
Discovery Communications, Inc. (a)	84,076	2,132,167
Twenty-First Century Fox, Inc.	46,955	1,286,098
		3,418,265
Personal Products - 6.10%
Unilever NV - ADR	126,135	5,060,536
Software - 7.68%
Microsoft Corp.	71,813	3,125,302

Oracle Corp.		87,485	3,244,818
			6,370,120
TOTAL COMMON STOCKS (Cost $64,553,303)			72,924,556
Total Investments (Cost $64,553,303) - 87.92%			72,924,556
Other Assets in Excess of Liabilities - 12.08%			10,016,005
TOTAL NET ASSETS - 100.00%			$82,940,561

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-Income Producing
(b)		A portion of this security is pledged as collateral on written options. As of August 31, 2015, the value of collateral is $2,120,100.

The cost basis of investments for federal income tax purposes at August 31, 2015 was as follows*:
Cost of investments		$64,553,303
Gross unrealized appreciation		10,052,980
Gross unrealized depreciation		(1,681,727)
Net unrealized appreciation		$8,371,253

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

The Global Industry Classifcation Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Schedule of Options Written
August 31, 2015 (Unaudited)
	Contracts	Value
Call Options
eBay, Inc.
Expiration: January, 2016; Exercise Price: $27.50	105	$19,005
PayPal Holdings, Inc.
Expiration: January, 2016; Exercise Price: $40.00	105	15,120

Put Options
Anthem, Inc.
Expiration: September, 2015; Exercise Price: $160.00	4	7,228
Expiration: September, 2015; Exercise Price: $170.00	20	57,400
Aon PLC
Expiration: October, 2015; Exercise Price: $100.00	72	56,880
Expiration: October, 2015; Exercise Price: $105.00	72	87,840
CVS Health Corp.
Expiration: November, 2015; Exercise Price: $105.00	34	20,740
Express Scripts Holding Co.
Expiration: November, 2015; Exercise Price: $87.50	208	136,760
Mastercard, Inc.
Expiration: October, 2015; Exercise Price: $95.00	183	92,415
Microsoft Corp.
Expiration: October, 2015; Exercise Price: $47.00	103	40,685
Oracle Corp.
Expiration: September, 2015; Exercise Price: $41.00	31	12,431
Expiration: September, 2015; Exercise Price: $42.00	19	8,816
The Charles Schwab Corp.
Expiration: September, 2015; Exercise Price: $34.00	329	119,427
Expiration: October, 2015; Exercise Price: $30.00	59	7,375
Twenty-First Century Fox, Inc.
Expiration: October, 2015; Exercise Price: $28.00	221	36,465
Expiration: October, 2015; Exercise Price: $30.00	130	39,325
Expiration: October, 2015; Exercise Price: $34.00	491	331,425
Western Union Co.
Expiration: September, 2015; Exercise Price: $19.00	123	10,455
Total Options Written (Premiums received $546,148)		$1,099,792

Valuation Measurements
The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of August 31, 2015:

Assets			Level 1	Level 2	Level 3	Total
Common Stocks*			$72,924,556	$-	$-	$72,924,556

Liabilities
Other Financial Instruments**
Options Written			$1,099,792	$-	$-	$1,099,792

* Please refer to the schedule of investments to view securities by industry type.
** Other Financial Instruments are derivative instruments not reflected in the Schedule of Investments, such as options written, which are reflected at value.

The Fund did not invest in any Level 3 investments during the period. There were no transfers between levels during the period.
It is the Fund's policy to consider transfers between levels as of the end of the reporting period.

Derivative Instruments and Hedging Activities
The Fund may write put options and covered call options on a substantial portion of the Fund's long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. During the period, the Fund used written covered call and put options in a manner consistent with the strategy described above.

Balance Sheet -- Values of Derivative Instruments as of August 31, 2015:

	Liability Derivatives
Derivatives not accounted for as hedging instruments	Location	Value
Equity Contracts - Options	Options Written, at value	$1,099,792
Total		$1,099,792

The average monthly market value of written options during the period ended August 31, 2015 was $473,292.

Derivative Risks
The risks of using the various types of derivatives in which the Fund may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Fund in the manner intended by the Adviser, the risk that the counterparty to a derivative contract may fail to comply with its obligations to the Fund, the risk that there may not be a liquid secondary market for the derivative at a time when the Fund would look to disengage the position, the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract, the risk that the use of derivatives may induce leverage in the Fund, and the risk that the cost of the derivative may reduce the overall returns experienced by the Fund.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  YCG Funds

By (Signature and Title) /s/ Brian Yacktman
                                          Brian Yacktman, President

Date 10/15/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Brian Yacktman
                                            Brian Yacktman, President

Date 10/15/2015

By (Signature and Title)* /s/ William Kruger
                                             William Kruger, Treasurer

Date 10/07/2015

* Print the name and title of each signing officer under his or her signature.